UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06686

JF China Region Fund, Inc.

(Exact name of registrant as specified in charter)

One Beacon Street, 18th Floor

Boston, MA 02108

(Address of principal executive offices) (Zip code)

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 441 9800

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

JF China Region Fund, Inc.

INVESTMENT PORTFOLIO

AT MARCH 31, 2013 (Unaudited)

DESCRIPTION	HOLDINGS (IN SHARES)	MARKET VALUE (IN US$)
COMMON STOCK (unless otherwise noted)
CHINA (53.2%)
Airlines (0.8%)
China Eastern Airlines Corp., Ltd. (a)	1,858,000	809,018

Auto Components (0.8%)
Minth Group Ltd.	552,000	813,506

Automobiles (1.6%)
Great Wall Motor Co., Ltd.	255,500	865,650
Great Wall Motor Co., Ltd., ‘A’	24,986	130,191
SAIC Motor Corp., Ltd., ‘A’	236,224	578,937

		1,574,778

Beverages (0.4%)
Tsingtao Brewery Co., Ltd., ‘A’	62,799	376,028

Capital Markets (1.7%)
CITIC Securities Co., Ltd., ‘A’	717,937	1,417,551
Haitong Securities Co., Ltd., ‘A’	200,000	329,241

		1,746,792

Commercial Banks (13.4%)
Agricultural Bank of China Ltd., ‘A’	4,735,000	2,057,271
China Construction Bank Corp.	2,717,000	2,219,088
China Construction Bank Corp., ‘A’	3,988,100	2,926,434
China Minsheng Banking Corp., Ltd.	973,000	1,239,666
China Minsheng Banking Corp., Ltd., ‘A’	369,850	572,543
Industrial & Commercial Bank of China Ltd.	6,539,930	4,583,187

		13,598,189

Communications Equipment (1.2%)
AAC Technologies Holdings, Inc.	256,500	1,232,514

Construction & Engineering (0.3%)
China State Construction Engineering Corp., Ltd., ‘A’	265,000	142,429
Suzhou Gold Mantis Construction Decoration Co., Ltd., ‘A’	23,116	129,747

		272,176

Construction Materials (2.8%)
Anhui Conch Cement Co., Ltd.	110,000	364,893
Anhui Conch Cement Co., Ltd., ‘A’	311,523	852,211
China National Building Material Co., Ltd.	974,000	1,225,883
Gansu Qilianshan Cement Group Co., Ltd., ‘A’	256,950	417,203

		2,860,190

Diversified Telecommunication Services (0.5%)
China Telecom Corp., Ltd.	1,060,000	533,923

Electronic Equipment, Instruments & Components (0.5%)
Hangzhou Hikvision Digital Technology Co., Ltd., ‘A’	34,900	218,409
Zhejiang Dahua Technology Co., Ltd., ‘A’	22,958	258,238

		476,647

Energy Equipment & Services (1.8%)
China Oilfield Services Ltd.	570,000	1,193,963
Yantai Jereh Oilfield Services Group Co., Ltd., ‘A’	54,862	675,545

		1,869,508

Food & Staples Retailing (0.1%)
Yonghui Superstores Co., Ltd., ‘A’	25,000	109,023

Food Products (2.6%)
Bright Dairy & Food Co., Ltd., ‘A’	149,861	352,086
Inner Mongolia Yili Industrial Group Co., Ltd., ‘A’	136,102	708,073
Want Want China Holdings Ltd.	1,051,000	1,611,185

		2,671,344

Hotels, Restaurants & Leisure (1.9%)
Sands China Ltd.	319,600	1,657,174
Shenzhen Overseas Chinese Town Co., Ltd., ‘A’	250,000	234,540

		1,891,714

Household Durables (1.4%)
GoerTek, Inc., ‘A’	29,911	237,775
Gree Electric Appliances, Inc., ‘A’	244,501	1,138,641

		1,376,416

Insurance (3.9%)
China Pacific Insurance Group Co., Ltd.	182,400	600,359
New China Life Insurance Co., Ltd.	468,100	1,594,997
Ping An Insurance Group Co. of China Ltd., ‘A’	262,865	1,736,416

		3,931,772

Internet Software & Services (4.4%)
Baidu, Inc., ADR (a)	5,506	482,876
SINA Corp. (a)	7,000	340,130
Tencent Holdings Ltd.	116,000	3,688,067

		4,511,073

Machinery (0.7%)
CSR Corp. Ltd., ‘A’	190,000	124,133
Guangxi Liugong Machinery Co., Ltd., ‘A’	139,916	192,955
Hangzhou Hangyang Co., Ltd., ‘A’	68,354	114,394
Zoomlion Heavy Industry Science and Technology Co., Ltd.	239,600	289,216

		720,698

Metals & Mining (0.1%)
Shandong Gold Mining Co., Ltd., ‘A’	22,000	118,031

Multiline Retail (1.0%)
Intime Department Store Group Co., Ltd.	728,000	827,171
Wuhan Department Store Group Co., Ltd., ‘A’ (a)	139,912	230,324

		1,057,495

Oil, Gas & Consumable Fuels (6.4%)
China Petroleum & Chemical Corp.	2,398,000	2,823,521
China Shenhua Energy Co., Ltd.	192,000	697,503
CNOOC Ltd.	1,118,000	2,148,850

JF China Region Fund, Inc.

INVESTMENT PORTFOLIO

AT MARCH 31, 2013 (Unaudited)

DESCRIPTION	HOLDINGS (IN SHARES)	MARKET VALUE (IN US$)
COMMON STOCK (unless otherwise noted) — continued
PetroChina Co., Ltd.	596,000	781,609

		6,451,483

Pharmaceuticals (1.4%)
China Resources Double Crane
Pharmaceutical Co., Ltd., ‘A’	145,290	607,645
Kangmei Pharmaceutical Co., Ltd., ‘A’	119,973	349,052
Tasly Pharmaceutical Group Co., Ltd., ‘A’	30,873	344,882
Yunnan Baiyao Group Co., Ltd., ‘A’	10,000	137,425

		1,439,004

Real Estate Management & Development (2.8%)
China Vanke Co., Ltd., ‘A’	1,508,000	2,659,621
Gemdale Corp., ‘A’	200,000	206,620

		2,866,241

Road & Rail (0.2%)
Daqin Railway Co., Ltd., ‘A’	179,980	215,189

Textiles, Apparel & Luxury Goods (0.2%)
China Lilang Ltd.	322,000	199,939

Transportation Infrastructure (0.3%)
Shanghai International Airport Co., Ltd., ‘A’	160,940	345,225

TOTAL CHINA		54,067,916

HONG KONG (35.4%)
Auto Components (0.6%)
Xinyi Glass Holdings Ltd.	796,000	561,939

Automobiles (0.5%)
Geely Automobile Holdings, Ltd.	1,100,000	534,232

Commercial Banks (2.0%)
BOC Hong Kong Holdings Ltd.	333,500	1,112,734
Dah Sing Financial Holdings Ltd.	172,500	903,327

		2,016,061

Communications Equipment (1.0%)
VTech Holdings Ltd.	81,100	988,865

Distributors (0.3%)
Dah Chong Hong Holdings Ltd.	339,000	320,984

Diversified Telecommunication Services (0.5%)
HKT Trust/HKT Ltd.	468,000	468,449

Electric Utilities (1.3%)
Cheung Kong Infrastructure Holdings Ltd.	199,000	1,365,112

Gas Utilities (1.8%)
China Resources Gas Group Ltd.	658,000	1,826,706

Hotels, Restaurants & Leisure (2.6%)
Galaxy Entertainment Group Ltd. (a)	173,000	722,082
Melco Crown Entertainment Ltd., ADR (a)	51,585	1,203,994
REXLot Holdings Ltd.	4,950,000	433,620
Tsui Wah Holdings Ltd. (a)	508,000	257,189

		2,616,885

Household Durables (0.6%)
Skyworth Digital Holdings Ltd.	927,746	622,676

Industrial Conglomerates (3.2%)
Hutchison Whampoa Ltd.	170,000	1,771,712
Jardine Matheson Holdings Ltd.	15,828	1,030,403
Shun Tak Holdings Ltd.	798,000	429,709

		3,231,824

Insurance (3.7%)
AIA Group Ltd.	868,200	3,802,720

Marine (0.6%)
Orient Overseas International Ltd.	95,000	641,896

Multiline Retail (0.8%)
Lifestyle International Holdings Ltd.	346,500	768,656

Real Estate Investment Trusts (REITs) (0.9%)
Yuexiu Real Estate Investment Trust	1,696,000	963,518

Real Estate Management & Development (9.5%)
Cheung Kong Holdings Ltd.	217,000	3,203,612
China Overseas Land & Investment Ltd.	446,000	1,229,544
China Resources Land Ltd.	362,000	1,011,961
Hongkong Land Holdings Ltd.	54,000	400,140
Midland Holdings Ltd.	1,194,000	527,587
New World Development Co., Ltd.	608,228	1,029,574
Wharf Holdings Ltd.	248,400	2,214,386

		9,616,804

Semiconductors & Semiconductor Equipment (0.3%)
GCL-Poly Energy Holdings Ltd.	1,525,000	310,401

Specialty Retail (1.7%)
Belle International Holdings Ltd.	680,000	1,130,041
IT Ltd.	776,000	315,896
Luk Fook Holdings International Ltd.	97,000	311,148

		1,757,085

Wireless Telecommunication Services (3.5%)
China Mobile Ltd.	338,500	3,584,479

TOTAL HONG KONG		35,999,292

TAIWAN (22.6%)
Airlines (0.4%)
Eva Airways Corp. (a)	613,700	362,237

Auto Components (0.7%)
Cheng Shin Rubber Industry Co., Ltd.	234,000	665,162

Chemicals (1.0%)
China Petrochemical Development Corp.	774,000	420,617
China Steel Chemical Corp.	47,000	229,479
Nan Ya Plastics Corp.	217,000	381,714

		1,031,810

Commercial Banks (0.8%)
E.Sun Financial Holding Co., Ltd.	1,362,479	822,431

Computers & Peripherals (1.3%)
Asustek Computer, Inc.	77,000	915,425
Casetek Holdings Ltd. (a)	82,000	394,883

		1,310,308

Diversified Financial Services (0.6%)
Fubon Financial Holding Co., Ltd.	436,989	624,740

Electronic Equipment, Instruments & Components (3.6%)
Delta Electronics, Inc.	243,000	1,015,801
Hon Hai Precision Industry Co., Ltd.	352,900	976,000
Innolux Corp. (a)	1,252,430	770,662
TPK Holding Co., Ltd.	45,349	900,838

		3,663,301

JF China Region Fund, Inc.

INVESTMENT PORTFOLIO

AT MARCH 31, 2013 (Unaudited)

DESCRIPTION	HOLDINGS (IN SHARES)	MARKET VALUE (IN US$)
COMMON STOCK (unless otherwise noted) — continued
Food Products (1.4%)
Uni-President Enterprises Corp.	734,450	1,392,637

Internet Software & Services (0.3%)
PChome Online, Inc.	80,025	329,172

Leisure Equipment & Products (0.3%)
Johnson Health Tech Co., Ltd.	119,595	330,758

Multiline Retail (0.2%)
Poya Co., Ltd.	73,000	234,362

Real Estate Management & Development (1.9%)
Prince Housing & Development Corp.	1,238,270	875,827
Ruentex Development Co., Ltd.	546,000	1,111,994

		1,987,821

Semiconductors & Semiconductor Equipment (9.7%)
Advanced Semiconductor Engineering, Inc.	1,310,802	1,060,828
MediaTek, Inc.	87,000	989,215
Novatek Microelectronics Corp.	142,000	619,714
Taiwan Semiconductor Manufacturing Co., Ltd.	2,020,057	6,755,479
United Microelectronics Corp.	1,082,000	401,645

		9,826,881

Textiles, Apparel & Luxury Goods (0.4%)
Pou Chen Corp.	406,000	433,121

TOTAL TAIWAN		23,014,741

INVESTMENT COMPANY
HONG KONG (1.4%)
JPMorgan China Pioneer A-Share Fund (a)	57,031	1,460,567

TOTAL INVESTMENTS (112.6% of Net Assets) (Cost $96,337,603)		114,542,516

Liabilities in excess of other assets (-12.6% of Net Assets)		(12,793,617)

NET ASSETS (100.0%)		$101,748,899

As of March 31, 2013, aggregate cost for Federal income tax purposes was $96,337,603. The aggregate unrealized gain for all securities is as follows

Excess of market value over cost	$20,595,109
Excess of cost over market value	(2,390,196)

Net unrealized gain	$18,204,913

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR — American Depositary Receipt

(a)	Non-income producing security.
A	China A Shares

JF China Region Fund, Inc.

INVESTMENT PORTFOLIO

AT MARCH 31, 2013 (Unaudited)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Investment Portfolio:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$114,542,516	$—	$—	$114,542,516

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the Investment Portfolio.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2013.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers have concluded based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JF China Region Fund, Inc.

/s/ Simon Crinage
Simon Crinage
Director, President and Principal Executive Officer of the JF China Region Fund, Inc.
May 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Simon Crinage
Simon Crinage
Director, President and Principal Executive Officer of the JF China Region Fund, Inc.
May 28, 2013

/s/ Michael J. James
Michael J. James
Treasurer (Principal Financial Officer) of the JF China Region Fund, Inc.
May 28, 2013